SHORT-TERM BANK LOANS	6 Months Ended
Dec. 31, 2018
Short-term Debt [Abstract]
Short-term Debt [Text Block]
NOTE 6 - SHORT-TERM BANK LOANS

On June 30, 2018, the Company’s short-term bank borrowings consisted of revolving bank loans of $2,865 from several banks, which were subject to annual interest rates ranging from 4.60% to 5.66%, with a weighted average interest rate of 4.71%. Some of the short-term loans are secured by the pledge of restricted cash of $1,007 as of June 30, 2018.

On December 31, 2018, the Company’s short-term bank borrowings consisted of revolving bank loans of $2,215 from several banks, which were subject to annual interest rates of 4.60%. Some of the short-term loans are secured by the pledge of restricted cash and buildings with carrying values of $948 and 988 as of December 31, 2018, respectively.

For the six months ended December 31, 2017 and 2018, interest expenses on short-term bank loans amounted to $122 and $28, respectively.

As of June 30, 2018, the Company had available lines of credit from various banks in the PRC, Singapore and Malaysia amounting to $340,006, of which $151,254 was utilized and $188,752 is available for use. These lines of credit were secured by the pledge of restricted cash and buildings with a carrying value of $2,279 and $3,121, respectively.

As of December 31, 2018, the Company had available lines of credit from various banks in the PRC, Singapore and Malaysia amounting to $335,347, of which $69,981 was utilized and $265,366 is available for use. These lines of credit were secured by the pledge of restricted cash and buildings with a carrying value of $2,944 and $3,693, respectively.